Provisions (Details)	12 Months Ended
Dec. 31, 2021
Bottom of range [Member]
Provisions (Details) [Line Items]
Lease term, years	4 years
Top of range [Member]
Provisions (Details) [Line Items]
Lease term, years	20 years